Expense Example - FidelityContrafund-RetailPRO - FidelityContrafund-RetailPRO - Fidelity Contrafund - Fidelity Contrafund	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493